Income Taxes	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 5. Income Taxes

The Company had a negative effective tax rate of 28.3% for the three-month periods ended June 30, 2017 compared to a negative effective tax rate of 15.1% for the three-month periods ended June 30, 2016, and negative effective tax rate of 15.5% for the six-month periods ended June 30, 2017 compared to a negative effective tax rate of 12.8% for the six-month periods ended June 30, 2016. The Company’s effective tax rate was primarily impacted by different geographic mix of earnings and losses driven by no tax benefit being recorded for its U.S. subsidiaries tax losses for the three-month and six-month periods ended June 30, 2017 and 2016.